Components of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 Buildings Minimum	Dec. 31, 2012 Buildings Maximum	Dec. 31, 2012 Machinery and equipment Minimum	Dec. 31, 2012 Machinery and equipment Maximum	Dec. 31, 2012 Furniture, fixtures and other Minimum	Dec. 31, 2012 Furniture, fixtures and other Maximum
Property, Plant and Equipment [Line Items]
Useful lives (Years)						33 years 4 months	50 years	8 years	20 years	3 years	12 years 6 months
Land			$ 35		$ 31
Buildings			860		822
Machinery and equipment			1,071		1,021
Furniture, fixtures and other			127		124
Construction-in-progress			159		151
Total property, plant and equipment before accumulated depreciation			2,252		2,149
Less: Accumulated depreciation	929	[1]	1,011	[1]	906
Property, plant and equipment	$ 1,237	[1]	$ 1,241	[1]	$ 1,243

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.